Quaterly financial data (Unaudited) (Details 2) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Balance, amount	$ 14,792,600	$ 17,538,100	$ 25,489,500	$ 17,538,100	$ 26,224,800	$ 26,224,800	$ 11,721,400
Net loss	(2,370,500)		(1,535,000)	(4,079,400)	(2,105,300)	(13,668,100)	(3,672,500)
Foreign currency translation adjustment				88,600		(86,200)	(9,200)
Unrealized holding loss on investment securities, net of tax						(10,200)
Stock-based compensation				1,236,700		2,350,600	2,108,000
Balance, amount	$ 13,068,600		$ 27,136,200	14,792,600	25,489,500	17,538,100	26,224,800
Effect of Restatement [Member]
Balance, amount		(8,023,700)		(8,023,700)
Net loss		(417,200)				(8,023,700)
Balance, amount		(8,440,900)				(8,023,700)
Effect of Restatement [Member] | Common Stocks [Member]
Net loss						0
Effect of Restatement [Member] | Retained Earning (Accumulated Deficit) [Member]
Net loss		(417,200)				(8,023,700)
As Filed [Member]
Balance, amount		25,561,800		25,561,800	26,224,800	26,224,800
Net loss		(1,292,000)				(5,644,400)
Foreign currency translation adjustment		(118,300)				(86,200)
Unrealized holding loss on investment securities, net of tax		4,100				(10,200)
Stock-based compensation		618,100				2,350,600
Balance, amount		24,773,700				25,561,800	26,224,800
As Filed [Member] | Common Stocks [Member]
Balance, amount		351,200		$ 351,200	$ 324,000	324,000
Balance, amount		$ 351,200				$ 351,200	$ 324,000
Balance, shares		7,023,401		7,023,401	6,477,945	6,477,945
Balance, shares		7,023,401				7,023,401	6,477,945
As Filed [Member] | Treasury Stocks [Member]
Balance, amount		$ 52,400		$ 52,400	$ 52,400	$ 52,400
Balance, amount		$ 52,400				$ 52,400	$ 52,400
Balance, shares		19,802		19,802	19,802	19,802
Balance, shares		19,802				19,802	19,802
As Filed [Member] | Additional Paids-In Capital [Member]
Balance, amount		$ 31,664,100		$ 31,664,100	$ 26,613,500	$ 26,613,500
Stock-based compensation		618,100				2,350,600
Balance, amount		32,282,200				31,664,100	$ 26,613,500
As Filed [Member] | Accumulated others comprehensive loss [Member]
Balance, amount		(105,600)		(105,600)	(9,200)	(9,200)
Foreign currency translation adjustment		(118,300)				(86,200)
Unrealized holding loss on investment securities, net of tax		4,100				(10,200)
Balance, amount		(219,800)				(105,600)	(9,200)
As Filed [Member] | Retained Earning (Accumulated Deficit) [Member]
Balance, amount		(6,295,500)		(6,295,500)	$ (651,100)	(651,100)
Net loss		(1,292,000)				(13,668,100)
Balance, amount		(7,587,500)				(6,295,500)	$ (651,100)
As Restated [Member]
Balance, amount		17,538,100		17,538,100
Net loss		(1,709,200)				(13,668,100)
Foreign currency translation adjustment		(118,300)				(86,200)
Balance, amount		16,332,800				17,538,100
As Restated [Member] | Common Stocks [Member]
Balance, amount		351,200		$ 351,200
Balance, amount		$ 351,200				$ 351,200
Balance, shares		7,023,401		7,023,401
Balance, shares		7,023,401				7,023,401
As Restated [Member] | Treasury Stocks [Member]
Balance, amount		$ 52,400		$ 52,400
Balance, amount		$ 52,400				$ 52,400
Balance, shares		19,802		19,802
Balance, shares		19,802				19,802
As Restated [Member] | Additional Paids-In Capital [Member]
Balance, amount		$ 31,664,100		$ 31,664,100
Balance, amount		32,282,200				$ 31,664,100
As Restated [Member] | Accumulated others comprehensive loss [Member]
Balance, amount		(105,600)		(105,600)
Balance, amount		(219,800)				(105,600)
As Restated [Member] | Retained Earning (Accumulated Deficit) [Member]
Balance, amount		(14,319,200)		$ (14,319,200)
Balance, amount		$ (16,028,400)				$ (14,319,200)